Stockholders' Equity (Deficit) (Details) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Shares of Common Stock Issuable from Warrants	2,380,126	625,000
Series G [Member]
Shares of Common Stock Issuable from Warrants	625,000	625,000
Exercise Price	$ 0.64
Expiration	Apr. 17, 2015
Series H [Member]
Shares of Common Stock Issuable from Warrants	1,755,126
Exercise Price	$ 0.83
Expiration	Feb. 01, 2016